Consolidated Statements of Stockholders' and Members' Equity (Deficit) (USD $) In Thousands	Member Contributions [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 53,518					$ (78,196)	$ (24,678)
Net loss						(11,981)	(11,981)
Class B vesting	76						76
Issuance of warrants	315						315
Balance at Dec. 31, 2009	53,909					(90,177)	(36,268)
Net loss						(27,246)	(27,246)
Sale of preferred stock, net of costs				23,875			23,875
Distribution to stockholders	(60)			(36)			(96)
Repurchase of stock					(1,822)		(1,822)
Stock-based compensation	93			6,633			6,726
Issuance of warrants				1,074			1,074
Reorganization (Note 1)	(53,942)	2	33	53,907
Balance at Dec. 31, 2010		2	33	85,453	(1,822)	(117,423)	(33,757)
Net loss						(49,037)	(49,037)
Sale of preferred stock, net of costs		1		57,922			57,923
Preferred stock conversion		(3)	3
Issuance of common stock, net of costs			29	88,536			88,565
Repurchase of stock					(21,897)		(21,897)
Stock-based compensation				3,842			3,842
Issuance of warrants				197			197
Balance at Dec. 31, 2011			$ 65	$ 235,950	$ (23,719)	$ (166,460)	$ 45,836